UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   --------------
Check here if Amendment ; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim Van Tonder
          --------------------
Title:    Head of Compliance
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Phone:    +44(20) 7659-4250
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

Signature, Place, and Date of Signing:

/s/Kim Van Tonder
-----------------
[Signature]

London, England
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[City, State]

April 13, 2012
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     15
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Form 13F Information Table Value Total:

$ 1,247,648 (thousands)
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


                           FORM 13F INFORMATION TABLE



                                                    VALUE                            PUT/  INVESTMENT
                                                   --------                          ----  ----------
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  OTHER MANAGERS
--------------------  --------------  -----------  --------  --------------  ------  ----  ----------  --------------
APACHE CORP           COM             037411 10 5   58,195          579,401  SH            SOLE
BUNGE LIMITED         COM             G16962 10 5   77,903        1,138,266  SH            SOLE
CLEARWIRE CORP NEW    CL A            18538Q 10 5   13,775        6,041,448  SH            SOLE
EXELON CORP           COM             30161N 10 1   66,729        1,695,545  SH            SOLE
HUMAN GENOME SCI      COM             444903 10 8   91,709       11,129,763  SH            SOLE
INTEL CORP            COM             458140 10 0  109,654        3,900,185  SH            SOLE
LENNAR CORP           CL A            526057 10 4  107,244        3,945,705  SH            SOLE
MOSAIC CO             COM NEW         61945C 10 3   63,199        1,143,050  SH            SOLE
PATTERSON UTI ENERGY  COM             703481 10 1   58,392        3,377,220  SH            SOLE
PEPSICO INC           COM             713448 10 8  110,491        1,665,279  SH            SOLE
PFIZER INC            COM             717081 10 3  131,563        5,805,947  SH            SOLE
ST JOE CO             COM             790148 10 0   68,252        3,590,333  SH            SOLE
TRANSOCEAN LTD        REG SHS         H8817H 10 0  113,196        2,069,400  SH            SOLE
WALT DISNEY CO        COM             254687 10 6   71,768        1,639,280  SH            SOLE
YUM BRANDS INC        COM             988498 10 1  105,578        1,483,254  SH            SOLE



                              VOTING AUTHORITY
                      ------------------------------
NAME OF ISSUER              SOLE        SHARED  NONE
--------------------  ----------------  ------  ----
APACHE CORP                    579,401
BUNGE LIMITED                1,138,266
CLEARWIRE CORP NEW           6,041,448
EXELON CORP                  1,695,545
HUMAN GENOME SCI            11,129,763
INTEL CORP                   3,900,185
LENNAR CORP                  3,945,705
MOSAIC CO                    1,143,050
PATTERSON UTI ENERGY         3,377,220
PEPSICO INC                  1,665,279
PFIZER INC                   5,805,947
ST JOE CO                    3,590,333
TRANSOCEAN LTD               2,069,400
WALT DISNEY CO               1,639,280
YUM BRANDS INC               1,483,254
